United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, July 21, 2009
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:   $149,912  (X 1000)


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									Form 13-F INFORMATION TABLE

								Value	Shares/ SH/ Put/  Inv. Other  Vtg.Auth.
Name of Issurer			Title of Class	Cusip		x$1000  Prn Amt	PRN Call  Disc Mgrs.  Sole

ADVANCED MICRO DEVICES INC nt	nt  8/15/12	007903AN7	1845	3000000	PRN	  sole	      3000000
ALPHA NATURAL RESOURCES INC	com		02076X102	2892	110100	SH	  sole	      110100
AMKOR TECHNOLOGY INC		com		031652100	7711	1633700	SH	  sole	      1633700
ARCH COAL INC			com		039380100	2089	135900	SH	  sole	      135900
BJ SERVICES CO			com		055482103	3748	275000	SH	  sole	      275000
CELESTICA INC SUBORD VTG SHs	sub vtg shs	15101Q108	2728	400000	SH	  sole	      400000
CLEVELANDS CLIFFS INC-W/RTS 	com		18683K101	4160	170000	SH	  sole	      170000
DOMTAR CORPORATION		com		257559203	414	24999	SH	  sole	      24999
ENSCO INTERNATIONAL INC		com		26874Q100	3246	93100	SH	  sole	      93100
FLUOR CORP NEW			com		343412102	5180	101000	SH	  sole	      101000
FREEPORT MCMORAN COP/GlCL B	com		35671D857	5512	110000	SH	  sole	      110000
***GOLDCORP INC NEW-CL B mlt/vt	com		380956409	3339	96100	SH	  sole	      96100
GOODRICH PETROLEUM CORP NEW	com new		382410405	2073	84300	SH	  sole	      84300
GOODYEAR TIRE & RUBBER CO	com		382550101	3631	322500	SH	  sole	      322500
HORSEHEAD HOLDING CORP		com		440694305	5290	710000	SH	  sole	      710000
HUNTSMAN CORP			com		447011107	3018	600000	SH	  sole	      600000
ISHARES TR FTSE XINHUA HK CHINA FTSE SNHUA IDX	464287184	2467	64300	SH	  sole	      64300
JOY GLOBAL INC			com		481165108	6094	170600	SH	  sole	      170600
MARINER ENERGY INC		com		56845T305	1758	149600	SH	  sole	      149600
MARKET VECTORS ETF TR 		Gold Miner ETF	57060U100	4231	111900	SH	  sole	      111900
MASSEY ENERGY CORP		com		576206106	2808	143700	SH	  sole	      143700
MCDERMOTT INTERNATIONAL INC	com		580037109	9391	462400	SH	  sole	      462400
MCMORAN EXPLORATION COMPANY	com		582411104	2980	500000	SH	  sole	      500000
MICRON TECHNOLOGY INC		com		595112103	5455	1078000	SH	  sole	      1078000
OFFICEMAX INCORPORATED		com		67622P101	4396	700000	SH	  sole        700000
PETROQUEST ENERGY INC		com		716748108	2952	800000	SH	  sole        800000
PLAINS EXPL AND PROD COMPANY	com		726505100	2605	95200	SH	  sole	      95200
ST MARY LAND & EXPLORATION CO	com		792228108	1828	87600	SH	  sole	      87600
SANMINA CORP			com		800907107	4381	10000000SH	  sole	      10000000
TEREX CORP NEW 4% nt		4% 6/1/15	880779AV5	1958	2000000	PRN	  sole	      2000000
UNISYS CORP FRMLY BURROUGHS 	com		909214108	6040	4000000	SH	  sole	      4000000
UTSTARCOM INC			com		918076100	3177	1949100	SH	  sole	      1949100
***COMPANHIA VALE DO RIO DOCE 	Sponsored ADR	91912E105	4455	252700	SH	  sole	      252700
WARREN RES INC COM		com		93564A100	1470	600000	SH	  sole	      600000
WESTERN DIGITAL CORP		com		958102105	3848	145200	SH	  sole	      145200
***YAMANA GOLD INC		com		98462Y100	6630	750000	SH	  sole	      750000
CHIPMOS TECHNOLOGIES BERMUDA 	shs		G2110R106	2513	3489800	SH	  sole	      3489800
SEAGATE TECHNOLOGY HOLDINGS	shs		G7945J104	5007	478700	SH	  sole	      478700
FOSTER WHEELER LTD NEW		shs new		H27178104	4750	200000	SH	  sole	      200000
***TRANSOCEAN LTD US LISTED	reg shs		H8817H100	1842	24800	SH	  sole	      24800


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